Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Summary of breakdown of intangible assets

		Customer	Indefinite-lived	Other	Product	Computer
	Goodwill	lists	brands	intangibles	development	software	Total
	£m	£m	£m	£m	£m	£m	£m
Cost
At 1 January 2023	5,165	1,473	1,185	81	55	206	8,165
Exchange differences	(269)	(70)	(58)	(5)	—	(3)	(405)
Additions	—	—	—	—	10	34	44
Disposals/retirements	(2)	(15)	—	(12)	—	(8)	(37)
Acquisition of companies and businesses	172	69	—	11	—	—	252
Hyperinflationary adjustment	14	3	—	1	—	—	18
At 31 December 2023	5,080	1,460	1,127	76	65	229	8,037
At 1 January 2024	5,080	1,460	1,127	76	65	229	8,037
Exchange differences	50	(13)	18	—	—	(1)	54
Additions	—	—	—	—	9	46	55
Disposals/retirements	—	(22)	—	(2)	—	(22)	(46)
Acquisition of companies and businesses	113	37	—	10	—	—	160
Hyperinflationary adjustment	10	4	—	1	—	—	15
At 31 December 2024	5,253	1,466	1,145	85	74	252	8,275
Accumulated amortisation and impairment
At 1 January 2023	(65)	(573)	—	(44)	(37)	(143)	(862)
Exchange differences	12	26	—	2	—	3	43
Disposals/retirements	2	15	—	12	—	7	36
Hyperinflationary adjustment	(10)	(1)	—	—	—	—	(11)
Impairment charge	(3)	(1)	—	—	—	—	(4)
Amortisation charge	—	(155)	—	(9)	(7)	(26)	(197)
At 31 December 2023	(64)	(689)	—	(39)	(44)	(159)	(995)
At 1 January 2024	(64)	(689)	—	(39)	(44)	(159)	(995)
Exchange differences	4	14	—	—	—	1	19
Disposals/retirements	—	22	—	2	—	20	44
Hyperinflationary adjustment	(8)	(2)	—	—	—	—	(10)
Impairment charge	(28)	—	—	—	(2)	—	(30)
Amortisation charge	—	(152)	—	(9)	(8)	(26)	(195)
At 31 December 2024	(96)	(807)	—	(46)	(54)	(164)	(1,167)
Net book value
At 1 January 2023	5,100	900	1,185	37	18	63	7,303
At 31 December 2023	5,016	771	1,127	37	21	70	7,042
At 31 December 2024	5,157	659	1,145	39	20	88	7,108

Summary of estimated useful economic lives of intangible assets

Customer lists:	3 to 15 years
Other intangibles:	2 to 15 years
Product development:	2 to 5 years
Computer software:	3 to 5 years

Summary of breakdown of goodwill by region

	2024	2023
	£m	£m
North America[1]	4,528	4,376
International
Europe (incl. LATAM)	223	243
UK & Sub-Saharan Africa	110	97
Asia & MENAT	183	189
Pacific	113	111
Sub-total International	629	640
Total	5,157	5,016
1.	Includes £4,420m (2023: £4,285m) relating to the US Pest Control CGU (which is combined with the US Terminix CGU from 1 January 2024).

Summary of key assumptions used by individual CGUs for value-in-use calculation

	2024 long-term	2024 pre-tax	2023 long-term	2023 pre-tax
	growth rate[1]	discount rate	growth rate[1]	discount rate
North America[2]	2.0–2.1%	8.5–8.7%	2.0–2.1%	9.8–12.4%
International
Europe (incl. LATAM)	1.7–3.0%	8.0–17.1%	1.6–3.0%	8.9–17.8%
UK & Sub-Saharan Africa	2.0%	9.3–11.1%	2.0%	10.5–12.0%
Asia & MENAT	2.0–4.0%	7.7–14.1%	2.0–4.0%	8.9–15.6%
Pacific	2.0–2.5%	10.3–10.9%	2.0–2.6%	11.3–12.1%
1.	Source: imf.org.
2.

The US Terminix and US Pest Control CGUs combined into a single CGU during 2024. Key assumptions used by the combined US Pest Control CGU were a long-term growth rate of 2.1% (2023: 2.1%) and a pre-tax discount rate of 8.7% (2023: 10.1%). For the combined US Pest Control CGU, the recoverable amount exceeds the carrying amount by £3,060m (2023: £2,869m).